Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance	₩ 88,512	₩ 115,119
Additions and others	52,663	33,878
Interest expense	4,456	4,085
Repayment of liabilities	(62,200)	(64,570)
Balance	₩ 83,431	₩ 88,512